Contract assets	12 Months Ended
Dec. 31, 2021
Contract assets

14	Contract assets
	December 31, 2020	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2021 (iii)
Total contract assets	7,969,164	4,759,789	2,412	(4,181,263)	8,550,102

(i)	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Praia Grande, in the amounts of R$ 2,419 million, R$ 180 million and R$ 158 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Itaquaquecetuba and São Bernardo do Campo, in the amounts of R$ 2,270 million, R$ 199 million and R$ 180 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 3,955 million, R$ 634 million and R$ 407 million, respectively.

As of December 31, 2021, contract assets include leases recognized before December 31, 2019 in accordance with IAS 17 amounting to R$ 276,893 (R$ 276,893 as of December 31, 2020). The leases are cost of the works, and since June 2020 the complementary works are being carried out by the Company.

	December 31, 2019	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2020 (iii)
Total contract assets	7,617,714	3,984,158	55,706	(3,688,414)	7,969,164

	December 31, 2018	Additions	Write-offs	Transfers	Transfers of works to intangible assets	December 31, 2019
Total contract assets	7,407,948	3,532,283	(4,910)	10,710	(3,328,317)	7,617,714

(a)       Capitalization of interest and other finance charges

In 2021, the Company capitalized interest and inflation adjustment, including related foreign currency exchange effects in the contract asset, totaling R$ 300,792 (R$ 238,330 in 2020 and R$ 233,251 in 2019) during the construction period.

(b) Construction margin

The Company is primarily responsible for the construction and installation of the concession infrastructure related to the concession, using own efforts or hiring outsourcing services, receiving the risks and benefits.

Accordingly, the Company recognizes revenue from construction service corresponding to the cost of construction increased by gross margin. Generally, the constructions related to the concessions are performed by third parties, in such case, the margin of the Company is lower, normally, to cover eventual administration costs, and the responsibility of the primary risk. In 2021 and 2020 the margin was 2.3%.

Construction margin for 2021, 2020 and 2019 were R$ 98,402, R$ 86,477 and R$ 65,172, respectively.

(c)       Expropriations

As a result of the construction of priority projects related to water and sewage systems, the Company was required to expropriate third-parties' properties, and the owners of these properties will be compensated either amicably or through courts.

The costs of such expropriations are recorded in contract assets during construction. In 2021 and 2020, the total referring to expropriations was R$ 67,714 and R$ 33,136, respectively.